UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Ave Maria Value Focused Fund

(AVERX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Value Focused Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Focused Fund	$61	1.21%

How did the Fund perform during the reporting period?

The Ave Maria Value Focused Fund (“the Fund”) had a total return of 4.36% for the 6-months ended June 30, 2025, compared to the total return of 5.61% for the S&P 1500® Index. The Fund’s best performing stocks during the 6-month period included Wheaton Precious Metals Corporation (+53%), Franco-Nevada Corporation (+38%), and XPEL, Inc. (+30%). The main detractors from performance included YETI Holdings, Inc. (-23%), Chemed Corporation (-18%), and Simply Good Foods Company, Inc. (-12%).

The Fund owns a diversified portfolio of 25 companies, across a broad array of industries, with an emphasis on industrials, energy, royalties, and real estate. Texas Pacific Land Corporation remains the largest holding in the Fund at 17.1% of net assets. The Fund continues to be managed with a long-term focus, using a value-oriented investment approach based upon fundamental security analysis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Focused Fund - $33,257
S&P 500® Index - $35,936
S&P Composite 1500® Index - $34,649
$40,000
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ave Maria Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,434	$10,399	$10,364
Jun-2017	$10,495	$12,260	$12,239
Jun-2018	$12,462	$14,023	$14,013
Jun-2019	$12,225	$15,483	$15,318
Jun-2020	$11,887	$16,645	$16,250
Jun-2021	$19,693	$23,436	$23,095
Jun-2022	$18,803	$20,948	$20,550
Jun-2023	$20,989	$25,053	$24,504
Jun-2024	$25,791	$31,204	$30,267
Jun-2025	$33,257	$35,936	$34,649

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Focused Fund	4.36%	28.95%	22.85%	12.77%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
S&P Composite 1500® Index	5.61%	14.48%	16.35%	13.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVERX-value-focused.php for updated performance information.

Fund Statistics

  Net Assets$93,258,718
  Number of Portfolio Holdings28
  Total Expense Ratio1.21%
  Advisory Fee (net of recoupments) $360,226
  Portfolio turnover (six months)18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.3%
Money Market Funds	10.7%

Portfolio Managers

Timothy S. Schwartz, CFA

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	17.1%
Landbridge Company, LLC - Class A	6.2%
Masco Corporation	4.1%
Chevron Corporation	4.0%
Franco-Nevada Corporation	4.0%
A.O. Smith Corporation	3.9%
Wheaton Precious Metals Corporation	3.9%
Chemed Corporation	3.8%
ConocoPhillips	3.6%
Schlumberger Ltd.	3.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	2.7%
Consumer Staples	2.7%
Financials	2.8%
Industrials	3.9%
Technology	6.4%
Health Care	6.7%
Materials	9.6%
Money Market Funds	10.7%
Consumer Discretionary	11.3%
Energy	16.2%
Real Estate	26.8%

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. The Fund also changed its name and ticker from Schwartz Value Focused Fund (RCMFX) to the Ave Maria Value Focused Fund (AVERX) and adopted a strategy to invest at least 80% of its net assets in morally responsible companies.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-AVERX

Ave Maria Value Focused Fund (AVERX)

Semi-Annual Shareholder Report - June 30, 2025

Ave Maria Value Fund

(AVEMX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$46	0.91%

How did the Fund perform during the reporting period?

The Ave Maria Value Fund (“the Fund”) had a total return of 5.33% for the 6-months ended June 30, 2025, compared to the total return of 0.20% for the S&P MidCap 400® Index. The Fund’s best performing stocks during the 6-month period included Wheaton Precious Metals Corporation (+60%), Franco-Nevada Corporation (+40%), and Verisign, Inc. (+40%). The main detractors from performance included Simply Good Foods Company, Inc. (-19%), YETI Holdings, Inc. (-18%), and Chemed Corporation (-13%).

The Fund owns a diversified portfolio of 31 companies, across a broad array of industries, with an emphasis on industrials, energy, royalties, and real estate. Texas Pacific Land Corporation remains the largest holding in the Fund at 13.9% of net assets. The Fund recently established two new positions: Builders FirstSource, Inc. (Building Products & Equipment) and Roper Technologies, Inc. (Software). The Fund continues to be managed with a long-term focus, using a value-oriented investment approach based upon fundamental security analysis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Fund - $23,252
S&P 500® Index - $35,936
S&P MidCap 400® Index - $24,230
$40,000
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,711	$10,399	$10,133
Jun-2017	$10,299	$12,260	$12,014
Jun-2018	$11,937	$14,023	$13,637
Jun-2019	$12,502	$15,483	$13,822
Jun-2020	$10,514	$16,645	$12,897
Jun-2021	$16,481	$23,436	$19,763
Jun-2022	$15,228	$20,948	$16,870
Jun-2023	$16,906	$25,053	$19,840
Jun-2024	$19,126	$31,204	$22,533
Jun-2025	$23,252	$35,936	$24,230

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Fund	5.33%	21.57%	17.20%	8.80%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400® Index	0.20%	7.53%	13.44%	9.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.

Fund Statistics

  Net Assets$506,987,401
  Number of Portfolio Holdings32
  Total Expense Ratio0.91%
  Advisory Fee $1,813,699
  Portfolio turnover (six months)6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Portfolio Managers

Timothy S. Schwartz, CFA

Ryan M. Kuyawa, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	13.9%
Haemonetics Corporation	4.9%
Landbridge Company, LLC - Class A	4.7%
TD SYNNEX Corporation	4.5%
Wheaton Precious Metals Corporation	4.0%
Hingham Institution For Savings (The)	4.0%
Brown & Brown, Inc.	3.6%
Mirion Technologies, Inc.	3.5%
CDW Corporation	3.4%
Expand Energy Corporation	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Consumer Staples	1.9%
Communications	2.3%
Money Market Funds	3.3%
Materials	7.2%
Consumer Discretionary	7.3%
Financials	10.4%
Technology	10.8%
Industrials	10.9%
Energy	11.7%
Health Care	13.6%
Real Estate	21.1%

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Value Fund (AVEMX)

TSR-SAR 063025-AVEMX

Semi-Annual Shareholder Report - June 30, 2025

Ave Maria Growth Fund

(AVEGX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$46	0.90%

How did the Fund perform during the reporting period?

     For the first 6 months of 2025, the Fund had a total return of 7.55%. The strongest performing sectors in the first half of the year were the Industrials, Real Estate, and Energy sectors, which were up 34.1%, 16.4%, and 13.3%, respectively. The performance of the Industrials sector in the first half of the year was driven by HEICO Corporation (aerospace components), which was up 38.0%, and API Group Corporation (industrial services), which was up 41.9%. SBA Communications Corporation (cellular towers) is the Fund’s holding in the Real Estate sector, and it was responsible for the entirety of the sector’s 16.4% gain in the first half of the year. The performance of the Energy sector was due primarily to the 18.7% return from Expand Energy Corporation (natural gas production).

     The worst performing sectors for the Fund in the first half of the year were the Health Care, Consumer Discretionary, and Materials sectors, which were down 20.0%, up 0.1%, and up 0.2%, respectively. The Health Care sector’s poor performance was mostly due to the underperformance of IQVIA Holdings, Inc. (pharmaceutical research). The Consumer Discretionary sector was one of the Fund’s poorest performing sectors, but it remained in positive territory due to a 14.0% return from O’Reilly Automotive, Inc. (auto parts) and an increase of 22.2% from Atlanta Braves Holdings, Inc. (sports team). The Fund’s only holding in the Materials sector, AptarGroup, Inc. (packaging), was solely responsible for the sector’s performance in the first half of the year.

     New positions in Chubb Ltd. (P&C insurance) and Zoetis, Inc. (animal health) were initiated during the quarter while the Fund exited existing positions in Brookfield Asset Management Ltd. (asset management) and Alphawave (semiconductors).

     The Fund’s goal is to purchase shares of exceptional companies at attractive prices with the expectation of earning favorable returns over the long run.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Growth Fund - $32,197
S&P 500® Equal Weight Index - $27,646
S&P 500® Index - $35,936
$40,000
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ave Maria Growth Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,151	$10,273	$10,399
Jun-2017	$11,932	$12,047	$12,260
Jun-2018	$14,384	$13,490	$14,023
Jun-2019	$16,612	$14,593	$15,483
Jun-2020	$18,047	$14,119	$16,645
Jun-2021	$24,568	$21,279	$23,436
Jun-2022	$19,137	$19,283	$20,948
Jun-2023	$23,721	$21,936	$25,053
Jun-2024	$27,630	$24,523	$31,204
Jun-2025	$32,197	$27,646	$35,936

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Growth Fund	7.55%	16.53%	12.27%	12.40%
S&P 500® Equal Weight Index	4.82%	12.73%	14.38%	10.70%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.

Fund Statistics

  Net Assets$1,134,515,237
  Number of Portfolio Holdings31
  Total Expense Ratio0.90%
  Advisory Fee $3,999,913
  Portfolio turnover (six months)8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%

Portfolio Managers

Adam P. Gaglio, CFA

Chadd M. Garcia, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.6%
API Group Corporation	8.1%
Mastercard, Inc. - Class A	7.0%
HEICO Corporation - Class A	6.4%
O'Reilly Automotive, Inc.	6.1%
Copart, Inc.	4.9%
Roper Technologies, Inc.	4.8%
S&P Global, Inc.	4.5%
Texas Instruments, Inc.	4.4%
AptarGroup, Inc.	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	0.9%
Energy	2.3%
Money Market Funds	3.0%
Real Estate	3.6%
Materials	3.7%
Health Care	4.1%
Industrials	16.4%
Consumer Discretionary	17.4%
Technology	48.8%

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Growth Fund (AVEGX)

TSR-SAR 063025-AVEGX

Semi-Annual Shareholder Report - June 30, 2025

Ave Maria Rising Dividend Fund

(AVEDX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$45	0.90%

How did the Fund perform during the reporting period?

For the first 6 months of 2025, the Fund had a total return of 3.65%. The strongest relative contributors to performance in the first half of the year came from the Consumer Staples, Communications, and Real Estate sectors, which were up by 21.9%, 17.0%, and 16.4%, respectively. The Consumer Staples gains were driven by the lone holding, Coca-Cola Europacific Partners plc (non-alcoholic beverages). The Communications sector’s performance was derived from the Fund's sole holding, Booking Holdings, Inc. (internet media and services). In the Real Estate sector, SBA Communications Corporation (infrastructure REIT) was up 16.4% for the first half of the year and was also the only holding in the sector.

The weakest sectors were Energy, Consumer Discretionary, and Health Care, which declined by -6.3%, 0.0%, and 0.1%, respectively. The Energy sector's poor performance was mainly due to the underperformance of Diamondback Energy, Inc. (exploration & production) which was down -14.9%. In the Consumer Discretionary sector, the Fund's holding in Lowe’s Companies, Inc. (home products stores) was a significant drag, posting a -9.2% return through the first half of the year. The Health Care sector struggled due to the weak performance of newcomer Zoetis, Inc. (specialty pharmaceuticals), down -8.0%, and Chemed Corporation (health care services), down -7.9%.

The Fund’s investment strategy identifies companies with strong balance sheets that operate with competitive advantages and produce consistent, above-average cash flow and dividend growth, facilitating a rising stream of dividends. We strive to buy these companies when they are unpopular and undervalued.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Rising Dividend Fund - $26,388
S&P 500® Dividend Aristocrats Index - $26,282
S&P 500® Index - $35,936
$40,000
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ave Maria Rising Dividend Fund	S&P 500® Dividend Aristocrats Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,306	$11,326	$10,399
Jun-2017	$11,554	$12,318	$12,260
Jun-2018	$13,022	$13,638	$14,023
Jun-2019	$14,325	$15,590	$15,483
Jun-2020	$13,846	$15,543	$16,645
Jun-2021	$19,269	$21,469	$23,436
Jun-2022	$18,115	$20,678	$20,948
Jun-2023	$20,691	$23,394	$25,053
Jun-2024	$23,715	$24,487	$31,204
Jun-2025	$26,388	$26,282	$35,936

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	3.65%	11.27%	13.77%	10.19%
S&P 500® Dividend Aristocrats Index	2.42%	7.33%	11.08%	10.15%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.

Fund Statistics

  Net Assets$1,084,018,878
  Number of Portfolio Holdings36
  Total Expense Ratio0.90%
  Advisory Fee $4,011,705
  Portfolio turnover (six months)5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

Portfolio Managers

Brandon S. Scheitler

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	5.4%
Chubb Ltd.	4.1%
Mastercard, Inc. - Class A	3.9%
Texas Instruments, Inc.	3.8%
Moody's Corporation	3.7%
Brown & Brown, Inc.	3.6%
Fastenal Company	3.5%
Broadridge Financial Solutions, Inc.	3.4%
Genuine Parts Company	3.4%
Accenture plc - Class A	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Communications	2.1%
Money Market Funds	2.2%
Consumer Staples	3.0%
Materials	3.1%
Energy	5.6%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	11.4%
Financials	14.1%
Industrials	16.5%
Technology	28.3%

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Rising Dividend Fund (AVEDX)

TSR-SAR 063025-AVEDX

Semi-Annual Shareholder Report - June 30, 2025

Ave Maria World Equity Fund

(AVEWX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$54	1.04%

How did the Fund perform during the reporting period?

The Ave Maria World Equity Fund (the “Fund”) had a total return of 11.16% for the six months ended June 30, 2025, compared to the total return of 10.05% for the MSCI ACWI Index.

Large global markets performed strongly in the first six months of 2025 and generally outperformed the U.S. stock market in US dollar terms. The S&P Europe 350 Index, which consists of 350 leading blue-chip companies from 16 developed European countries, led the way with a 23.82% total return followed by the MSCI Emerging Market Index, which returned 15.27%.

Top contributors to performance during the first six months of 2025 included StoneCo Ltd. up 101.25%, Nintendo Company Ltd. up 64.28%, Howmet Aerospace, Inc. up 70.43%, and Comfort Systems USA, Inc. up 26.73%.

Bottom contributors to performance included Greggs plc down 22.59%, F&G Annuities & Life, Inc. down 21.89% and eDreams ODIGEO S.A. up 0.95%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria World Equity Fund - $20,810
MSCI ACWI Index Net - $25,923
$30,000
$20,000
$10,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ave Maria World Equity Fund	MSCI ACWI Index Net
Jun-2015	$10,000	$10,000
Jun-2016	$9,668	$9,627
Jun-2017	$11,260	$11,436
Jun-2018	$12,024	$12,662
Jun-2019	$13,192	$13,389
Jun-2020	$11,790	$13,672
Jun-2021	$15,713	$19,040
Jun-2022	$13,628	$16,041
Jun-2023	$16,499	$18,693
Jun-2024	$18,252	$22,315
Jun-2025	$20,810	$25,923

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	11.16%	14.01%	12.03%	7.60%
MSCI ACWI Index Net	10.05%	16.17%	13.65%	9.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.

Portfolio Managers

Anthony W. Gennaro Jr., CFA, CPA

Sean C. Gaffney, CFA

Fund Statistics

Net Assets	$130,912,398
Number of Portfolio Holdings	51
Total Expense Ratio	1.04%
Advisory Fee	$439,800
Portfolio turnover (six months)	7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.0%
Industrials
23.7%
Consumer Discretionary
11.8%
Financials
9.2%
Health Care
6.7%
Energy
6.2%
Communications
4.8%
Materials
4.0%
Consumer Staples
3.3%
Utilities
2.8%
Money Market Funds
1.7%
Real Estate
1.0%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Real Estate	1.0%
Money Market Funds	1.7%
Utilities	2.8%
Consumer Staples	3.3%
Materials	4.0%
Communications	4.8%
Energy	6.2%
Health Care	6.7%
Financials	9.2%
Consumer Discretionary	11.8%
Industrials	23.7%
Technology	25.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SAP SE	5.1%
Mastercard, Inc. - Class A	4.3%
Eaton Corporation plc	4.3%
GFL Environmental, Inc.	4.1%
SharkNinja, Inc.	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
StoneCo Ltd. - Class A	3.4%
HDFC Bank Ltd. - ADR	2.9%
Hammond Power Solutions, Inc. - Class A	2.9%
Comfort Systems USA, Inc.	2.7%

Country Weighting (% of net assets)

Other Countries
17.9%
United States
27.2%
Canada
10.9%
Japan
7.5%
Brazil
7.1%
United Kingdom
7.0%
Ireland
6.5%
Germany
5.1%
Poland
3.8%
Switzerland
3.6%
Taiwan
3.6%

Value	Value
Taiwan	3.6%
Switzerland	3.6%
Poland	3.8%
Germany	5.1%
Ireland	6.5%
United Kingdom	7.0%
Brazil	7.1%
Japan	7.5%
Canada	10.9%
United States	27.2%
Other Countries	17.9%

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria World Equity Fund (AVEWX)

TSR-SAR 063025-AVEWX

Semi-Annual Shareholder Report - June 30, 2025

Ave Maria Growth Focused Fund

(AVEAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Growth Focused Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Focused Fund	$57	1.10%

How did the Fund perform during the reporting period?

For the first 6 months of 2025, the Fund had a total return of 10.26%. The strongest contributors to performance were API Group Corporation, SigmaRoc plc, NVIDIA Corporation, and GFL Environmental, Inc. API Group soared an impressive 41.9% during the period and had an average weight of 19.2% of the portfolio. SigmaRoc returned 63.5% due to strong stock price appreciation, and to a lesser extent, currency appreciation. NVIDIA, purchased after Liberation Day, generated strong returns for the portfolio, as did existing holding GFL.

The largest detractor in the portfolio was DigitalBridge Group, Inc., which declined 13.7%. Apollo Global Management, Inc., which declined 13.6%, was the second largest detractor. Chemed Corporation, Permian Basin Royalty Trust, Secure Waste Infrastructure Corporation, PrairieSky Royalty Ltd., and Texas Pacific Land Corporation each detracted from returns to lesser extents.

The Fund will continue to be managed with a focus on companies that can grow their per-share economic earnings over a long period of time. The Fund privileges companies with durable and forecastable earnings, companies with an economic moat, and companies that generate high returns on invested capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ave Maria Growth Focused Fund - $17,700
S&P 500® Index - $23,730
S&P MidCap 400® Growth Index - $19,461
$25,000
$20,000
$15,000
$10,000
$5,000
$0
May-2020
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ave Maria Growth Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Jun-2020	$10,630	$10,992	$11,393
Jun-2021	$14,598	$15,476	$16,569
Jun-2022	$10,628	$13,833	$13,172
Jun-2023	$12,863	$16,543	$15,704
Jun-2024	$13,734	$20,606	$18,659
Jun-2025	$17,700	$23,730	$19,461

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	Since Inception (May 1, 2020)
Ave Maria Growth Focused Fund	10.26%	28.88%	10.74%	11.69%
S&P 500® Index	6.20%	15.16%	16.64%	18.21%
S&P MidCap 400® Growth Index	0.48%	4.30%	11.30%	13.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.

Fund Statistics

  Net Assets$67,315,732
  Number of Portfolio Holdings16
  Total Expense Ratio1.10%
  Advisory Fee $222,791
  Portfolio turnover (six months)11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Portfolio Managers

Chadd M. Garcia, CFA

Adam P. Gaglio, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
API Group Corporation	21.9%
eDreams ODIGEO S.A.	17.9%
Brookfield Corporation	7.8%
Brookfield Wealth Solutions Ltd.	7.8%
GFL Environmental, Inc.	7.7%
SigmaRoc plc	6.7%
Landbridge Company, LLC - Class A	5.4%
Secure Waste Infrastructure Corporation	5.4%
Apollo Global Management, Inc.	4.7%
DigitalBridge Group, Inc.	3.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.1%
Consumer Discretionary	2.1%
Technology	3.7%
Health Care	3.8%
Utilities	5.4%
Materials	6.7%
Real Estate	6.9%
Financials	20.3%
Communications	21.8%
Industrials	29.6%

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. The Fund also changed its name from the Ave Maria Focused Fund to the Ave Maria Growth Focused Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-AVEAX

Ave Maria Growth Focused Fund (AVEAX)

Semi-Annual Shareholder Report - June 30, 2025

Ave Maria Bond Fund

(AVEFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9931. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$20	0.40%

How did the Fund perform during the reporting period?

     For the first 6 months of 2025, the Fund had a total return of 3.42%. The Fund's exposure to dividend-paying common stocks contributed to its underperformance versus the benchmark during the first half of the year. Notable performers include Coca-Cola Europacific Partners plc (non-alcoholic beverages), Fastenal Company (industrial wholesale & rental), and Texas Instruments, Inc. (semiconductor devices), which increased by 22%, 18%, and 13%, respectively. Detractors to performance included the common stocks of Western Union Company (financial transaction processor), Diamondback Energy, Inc., (exploration & production), and Watsco, Inc., (industrial wholesale & rental), which decreased by -17%, -15%, and -6%, respectively.

     Interest rates on the intermediate portion of the yield curve declined during the first half of the year, while short-term and long-term rates remained relatively stable. Markets continue to grapple with the effects of persistent inflation, newly imposed tariffs, and the long-term implications of sustained deficit spending out of Washington. The Federal Reserve has maintained a holding pattern, adopting a wait-and-see approach as it evaluates incoming economic data before determining its next policy move.

     Corporate bond spreads widened in April but ultimately ended the first half of the year close to where they began, near historically low levels. This dynamic calls for caution when considering additional credit exposure, particularly in lower quality issuers where investors are not being adequately compensated for the elevated credit risk.

     The Fund will continue to be managed in a conservative manner by keeping bond maturities in the short-to-intermediate range and the credit quality high. Additionally, high-quality, dividend-paying common stocks continue to offer an attractive combination of income and price appreciation potential.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Bond Fund - $14,603
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,237
Bloomberg U.S. Aggregate Bond Index - $11,904
$15,000
$10,000
$5,000
$0
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ave Maria Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,434	$10,433	$10,600
Jun-2017	$10,661	$10,411	$10,567
Jun-2018	$10,895	$10,351	$10,525
Jun-2019	$11,521	$11,068	$11,353
Jun-2020	$11,896	$11,856	$12,345
Jun-2021	$13,113	$11,879	$12,304
Jun-2022	$12,446	$11,014	$11,038
Jun-2023	$12,822	$11,003	$10,934
Jun-2024	$13,690	$11,465	$11,222
Jun-2025	$14,603	$12,237	$11,904

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Bond Fund	3.42%	6.67%	4.19%	3.86%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.13%	6.74%	0.64%	2.04%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9931 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.

Fund Statistics

  Net Assets$752,442,215
  Number of Portfolio Holdings178
  Total Expense Ratio0.40%
  Advisory Fee $894,008
  Portfolio turnover (six months)8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.5%
Corporate Bonds	49.0%
Money Market Funds	6.3%
U.S. Government & Agencies	28.2%

Portfolio Managers

Brandon S. Scheitler

George P. Schwartz, CFA

James T. Peregoy, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Europacific Partners plc	1.9%
Watsco, Inc.	1.5%
Western Union Company (The)	1.4%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.4%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.4%
U.S. Treasury Notes, 4.500%, due 11/15/33	1.4%
U.S. Treasury Notes, 4.375%, due 01/31/32	1.4%
U.S. Treasury Notes, 4.250%, due 06/30/29	1.4%
U.S. Treasury Notes, 4.125%, due 07/31/28	1.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Health Care	1.4%
Real Estate	1.5%
Communications	1.5%
Materials	2.8%
Financials	4.9%
Energy	5.3%
Money Market	6.2%
Consumer Staples	8.7%
Consumer Discretionary	8.9%
Industrials	14.8%
Technology	15.3%
U.S. Treasury Obligations	28.1%

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. Also, Mr. James T. Peregoy, CFA, Portfolio Manager and Head Trader of the Adviser, was added as a co-portfolio manager of the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-AVEFX

Ave Maria Bond Fund (AVEFX)

Semi-Annual Shareholder Report - June 30, 2025

(b) Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

AVE MARIA
MUTUAL FUNDS

UNAUDITED

Semi-Annual Financial Statements

AND ADDITIONAL INFORMATION

June 30, 2025

Ave Maria Value Focused Fund
(formerly Schwartz Value Focused Fund)

Ave Maria Value Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Growth Focused Fund
(formerly Ave Maria Focused Fund)

Ave Maria Bond Fund

SCHWARTZ INVESTMENT TRUST

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Schedule of Investments
Ave Maria Value Focused Fund	1
Ave Maria Value Fund	4
Ave Maria Growth Fund	7
Ave Maria Rising Dividend Fund	10
Ave Maria World Equity Fund	13
Summary of Common Stocks by Country	17
Ave Maria Growth Focused Fund	18
Ave Maria Bond Fund	20
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets
Ave Maria Value Focused Fund	34
Ave Maria Value Fund	35
Ave Maria Growth Fund	36
Ave Maria Rising Dividend Fund	37
Ave Maria World Equity Fund	38
Ave Maria Growth Focused Fund	39
Ave Maria Bond Fund	40
Financial Highlights
Ave Maria Value Focused Fund	41
Ave Maria Value Fund	42
Ave Maria Growth Fund	43
Ave Maria Rising Dividend Fund	44
Ave Maria World Equity Fund	45
Ave Maria Growth Focused Fund	46
Ave Maria Bond Fund	47
Notes to Financial Statements	48
Additional Information	61

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds’ website at www.avemariafunds.com or by calling 1-888-726-9331.

Ave Maria Value Focused Fund

SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS — 89.1%	Shares	Fair Value
Communications — 2.7%
Telecommunications — 2.7%
DigitalBridge Group, Inc.	245,000	$2,535,750

Consumer Discretionary — 11.3%
Automotive — 3.4%
XPEL, Inc. *	87,884	3,155,036

Home Construction — 4.1%
Masco Corporation	60,000	3,861,600

Leisure Products — 0.3%
YETI Holdings, Inc. *	10,000	315,200

Retail - Discretionary — 3.5%
Genuine Parts Company	26,750	3,245,042

Consumer Staples — 2.7%
Food — 2.7%
Simply Good Foods Company (The) *	80,470	2,542,047

Energy — 16.2%
Oil & Gas Producers — 12.7%
Chevron Corporation	26,000	3,722,940
ConocoPhillips	37,800	3,392,172
Occidental Petroleum Corporation	68,000	2,856,680
Permian Basin Royalty Trust	148,735	1,853,238
		11,825,030
Oil & Gas Services & Equipment — 3.5%
Schlumberger Ltd.	98,300	3,322,540

Financials — 2.8%
Institutional Financial Services — 2.8%
Intercontinental Exchange, Inc.	14,000	2,568,580

Health Care — 6.7%
Health Care Facilities & Services — 3.8%
Chemed Corporation	7,250	3,530,243

Medical Equipment & Devices — 2.9%
Haemonetics Corporation *	36,500	2,723,265

AVE MARIA VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 89.1% (Continued)	Shares	Fair Value
Industrials — 3.9%
Electrical Equipment — 3.9%
A.O. Smith Corporation	55,400	$3,632,578

Materials — 9.6%
Metals & Mining — 9.6%
Franco-Nevada Corporation	22,700	3,720,984
Pan American Silver Corporation	58,000	1,647,200
Wheaton Precious Metals Corporation	40,000	3,592,000
		8,960,184
Real Estate — 26.8%
Multi-Asset Class Owners & Developers — 6.2%
Landbridge Company, LLC - Class A	85,559	5,782,077

Real Estate Owners & Developers — 20.6%
St. Joe Company (The)	67,600	3,224,520
Texas Pacific Land Corporation	15,100	15,951,489
		19,176,009
Technology — 6.4%
Technology Services — 6.4%
CDW Corporation	12,000	2,143,080
Mastercard, Inc. - Class A	3,750	2,107,275
Moody’s Corporation	3,000	1,504,770
Western Union Company (The)	25,000	210,500
		5,965,625

Total Common Stocks (Cost $63,441,442)		$83,140,806

AVE MARIA VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 10.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.13% (a)	5,003,783	$5,003,783
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.17% (a)	4,671,690	4,671,690
Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 4.09% (a)	302,006	302,006
Total Money Market Funds (Cost $9,977,479)		$9,977,479

Total Investments at Fair Value — 99.8% (Cost $73,418,921)		$93,118,285

Other Assets in Excess of Liabilities — 0.2%		140,433

Net Assets — 100.0%		$93,258,718

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2025.
See notes to financial statements.

Ave Maria Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

COMMON STOCKS — 97.2%	Shares	Fair Value
Communications — 2.3%
Internet Media & Services — 2.3%
VeriSign, Inc.	40,500	$11,696,400

Consumer Discretionary — 7.3%
Automotive — 1.8%
XPEL, Inc. *	257,455	9,242,635

Leisure Products — 2.0%
YETI Holdings, Inc. *	315,000	9,928,800

Retail - Discretionary — 3.5%
Builders FirstSource, Inc. *	65,000	7,584,850
Winmark Corporation	26,600	10,044,426
		17,629,276
Consumer Staples — 1.9%
Food — 1.9%
Simply Good Foods Company (The) *	310,000	9,792,900

Energy — 11.7%
Oil & Gas Producers — 9.3%
Expand Energy Corporation	145,500	17,014,770
Occidental Petroleum Corporation	350,000	14,703,500
Permian Basin Royalty Trust	1,246,474	15,531,066
		47,249,336
Oil & Gas Services & Equipment — 2.4%
Schlumberger Ltd.	350,000	11,830,000

Financials — 10.4%
Banking — 4.0%
Hingham Institution For Savings (The)	81,087	20,137,956

Institutional Financial Services — 2.8%
Intercontinental Exchange, Inc.	77,000	14,127,190

Insurance — 3.6%
Brown & Brown, Inc.	167,150	18,531,921

Health Care — 13.6%
Health Care Facilities & Services — 2.6%
Chemed Corporation	27,580	13,429,529

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.2% (Continued)	Shares	Fair Value
Health Care — 13.6% (Continued)
Medical Equipment & Devices — 11.0%
Alcon, Inc.	145,000	$12,800,600
Haemonetics Corporation *	336,000	25,068,960
Mirion Technologies, Inc. *	825,000	17,762,250
		55,631,810
Industrials — 10.9%
Aerospace & Defense — 2.1%
HEICO Corporation - Class A	40,000	10,350,000

Electrical Equipment — 4.5%
A.O. Smith Corporation	183,600	12,038,652
Allegion plc	76,000	10,953,120
		22,991,772
Industrial Intermediate Products — 4.3%
Armstrong World Industries, Inc.	78,000	12,670,320
Distribution Solutions Group, Inc. *	330,424	9,076,747
		21,747,067
Materials — 7.2%
Metals & Mining — 7.2%
Franco-Nevada Corporation	100,000	16,392,000
Wheaton Precious Metals Corporation	225,000	20,205,000
		36,597,000
Real Estate — 21.1%
Multi-Asset Class Owners & Developers — 4.7%
Landbridge Company, LLC - Class A	356,895	24,118,964

Real Estate Owners & Developers — 16.4%
St. Joe Company (The)	267,800	12,774,060
Texas Pacific Land Corporation	66,500	70,249,935
		83,023,995
Technology — 10.8%
Software — 2.0%
Roper Technologies, Inc.	18,000	10,203,120

Technology Services — 8.8%
CDW Corporation	96,250	17,189,288
Jack Henry & Associates, Inc.	25,000	4,504,250
TD SYNNEX Corporation	169,500	23,001,150
		44,694,688

Total Common Stocks (Cost $335,321,946)		$492,954,359

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 3.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.13% (a) (Cost $16,798,221)	16,798,221	$16,798,221

Total Investments at Fair Value — 100.5% (Cost $352,120,167)		$509,752,580

Liabilities in Excess of Other Assets — (0.5%)		(2,765,179)

Net Assets — 100.0%		$506,987,401

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2025.
See notes to financial statements.

Ave Maria Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

COMMON STOCKS — 97.2%	Shares	Fair Value
Consumer Discretionary — 17.4%
Automotive — 1.6%
XPEL, Inc. *	505,000	$18,129,500

Leisure Facilities & Services — 2.2%
Atlanta Braves Holdings, Inc. - Series C *	542,264	25,361,687

Retail - Discretionary — 8.7%
Lowe’s Companies, Inc.	131,000	29,064,970
O’Reilly Automotive, Inc. *	765,000	68,949,450
		98,014,420
Wholesale - Discretionary — 4.9%
Copart, Inc. *	1,130,000	55,449,100

Energy — 2.3%
Oil & Gas Producers — 2.3%
Expand Energy Corporation	220,000	25,726,800

Financials — 0.9%
Insurance — 0.9%
Chubb Ltd.	35,000	10,140,200

Health Care — 4.1%
Biotech & Pharma — 1.4%
Zoetis, Inc.	100,000	15,595,000

Health Care Facilities & Services — 2.7%
Chemed Corporation	29,000	14,120,970
IQVIA Holdings, Inc. *	106,000	16,704,540
		30,825,510
Industrials — 16.4%
Aerospace & Defense — 6.4%
HEICO Corporation - Class A	278,590	72,085,163

Commercial Support Services — 8.1%
API Group Corporation *	1,795,000	91,634,750

Industrial Support Services — 1.9%
Watsco, Inc.	50,000	22,081,000

Materials — 3.7%
Containers & Packaging — 3.7%
AptarGroup, Inc.	270,000	42,236,100

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.2% (Continued)	Shares	Fair Value
Real Estate — 3.6%
Real Estate Owners & Developers — 0.5%
Texas Pacific Land Corporation	6,000	$6,338,340

REITs — 3.1%
SBA Communications Corporation - Class A	149,000	34,991,160

Technology — 48.8%
Semiconductors — 21.6%
NVIDIA Corporation	620,000	97,953,800
Rambus, Inc. *	380,337	24,349,175
Silicon Laboratories, Inc. *	192,790	28,409,534
Silicon Motion Technology Corporation - ADR	220,000	16,537,400
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	123,000	27,858,270
Texas Instruments, Inc.	240,000	49,828,800
		244,936,979
Software — 9.0%
ANSYS, Inc. *	40,000	14,048,800
BlackLine, Inc. *	590,000	33,405,800
Roper Technologies, Inc.	96,500	54,700,060
		102,154,660
Technology Services — 18.2%
Accenture plc - Class A - ADR	119,000	35,567,910
Broadridge Financial Solutions, Inc.	97,000	23,573,910
Mastercard, Inc. - Class A	142,000	79,795,480
Moody’s Corporation	35,000	17,555,650
S&P Global, Inc.	96,000	50,619,840
		207,112,790

Total Common Stocks (Cost $550,770,220)		$1,102,813,159

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 3.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.13% (a) (Cost $33,702,742)	33,702,742	$33,702,742

Total Investments at Fair Value — 100.2% (Cost $584,472,962)		$1,136,515,901

Liabilities in Excess of Other Assets — (0.2%)		(2,000,664)

Net Assets — 100.0%		$1,134,515,237

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2025.
See notes to financial statements.

Ave Maria Rising Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

COMMON STOCKS — 97.8%	Shares	Fair Value
Communications — 2.1%
Internet Media & Services — 2.1%
Booking Holdings, Inc.	4,000	$23,156,960

Consumer Discretionary — 11.4%
Home & Office Products — 0.4%
SharkNinja, Inc. *	40,000	3,959,600

Retail - Discretionary — 11.0%
Genuine Parts Company	300,000	36,393,000
Lowe’s Companies, Inc.	135,000	29,952,450
TJX Companies, Inc. (The)	260,000	32,107,400
Tractor Supply Company	397,500	20,976,075
		119,428,925
Consumer Staples — 3.0%
Beverages — 3.0%
Coca-Cola Europacific Partners plc	350,000	32,452,000

Energy — 5.6%
Oil & Gas Producers — 5.6%
Chevron Corporation	200,000	28,638,000
Diamondback Energy, Inc.	230,000	31,602,000
		60,240,000
Financials — 14.1%
Asset Management — 1.4%
Brookfield Corporation	250,000	15,462,500

Banking — 2.4%
Truist Financial Corporation	600,000	25,794,000

Insurance — 7.7%
Brown & Brown, Inc.	352,000	39,026,240
Chubb Ltd.	155,000	44,906,600
		83,932,840
Specialty Finance — 2.6%
Fidelity National Financial, Inc.	500,000	28,030,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Fair Value
Health Care — 5.9%
Biotech & Pharma — 1.2%
Zoetis, Inc.	80,000	$12,476,000

Health Care Facilities & Services — 4.7%
Chemed Corporation	70,000	34,085,100
Quest Diagnostics, Inc.	95,000	17,064,850
		51,149,950
Industrials — 16.5%
Aerospace & Defense — 9.1%
HEICO Corporation - Class A	137,120	35,479,800
L3Harris Technologies, Inc.	130,000	32,609,200
Lockheed Martin Corporation	65,000	30,104,100
		98,193,100
Electrical Equipment — 2.1%
A.O. Smith Corporation	350,000	22,949,500

Industrial Support Services — 5.3%
Fastenal Company	900,000	37,800,000
Watsco, Inc.	45,000	19,872,900
		57,672,900
Materials — 3.1%
Construction Materials — 3.1%
Carlisle Companies, Inc.	90,000	33,606,000

Real Estate — 7.8%
Real Estate Owners & Developers — 5.4%
Texas Pacific Land Corporation	55,000	58,101,450

REITs — 2.4%
SBA Communications Corporation - Class A	110,000	25,832,400

Technology — 28.3%
Semiconductors — 3.8%
Texas Instruments, Inc.	200,000	41,524,000

Software — 5.1%
ANSYS, Inc. *	70,000	24,585,400
Roper Technologies, Inc.	55,000	31,176,200
		55,761,600

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Fair Value
Technology — 28.3% (Continued)
Technology Services — 19.4%
Accenture plc - Class A - ADR	121,500	$36,315,135
Broadridge Financial Solutions, Inc.	150,000	36,454,500
CDW Corporation	130,000	23,216,700
Mastercard, Inc. - Class A	75,000	42,145,500
Moody’s Corporation	80,000	40,127,200
S&P Global, Inc.	60,000	31,637,400
		209,896,435

Total Common Stocks (Cost $640,558,975)		$1,059,620,160

MONEY MARKET FUNDS — 2.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.13% (a) (Cost $23,862,471)	23,862,471	$23,862,471

Total Investments at Fair Value — 100.0% (Cost $664,421,446)		$1,083,482,631

Other Assets in Excess of Liabilities — 0.0% (b)		536,247

Net Assets — 100.0%		$1,084,018,878

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2025.
(b)	Percentage rounds to less than 0.1%.
See notes to financial statements.

Ave Maria World Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

COMMON STOCKS — 98.5%	Shares	Fair Value
Communications — 4.8%
Entertainment Content — 2.5%
Nintendo Company Ltd.	34,700	$3,331,704

Internet Media & Services — 2.3%
eDreams ODIGEO S.A. *	329,450	3,017,893

Consumer Discretionary — 11.8%
Home & Office Products — 3.8%
SharkNinja, Inc. *	50,700	5,018,793

Leisure Facilities & Services — 2.4%
Alsea S.A.B. de C.V. *	685,920	1,867,628
Greggs plc	47,400	1,249,856
Lucky Strike Entertainment Corporation - Class A	9,870	90,113
		3,207,597
Leisure Products — 1.0%
MIPS AB	27,800	1,303,063

Retail - Discretionary — 4.6%
Auto Partner S.A.	446,506	2,553,517
B & M European Value Retail S.A.	444,000	1,653,590
KeePer Technical Laboratory Company, Ltd.	71,900	1,766,916
		5,974,023
Consumer Staples — 3.3%
Beverages — 2.2%
Coca-Cola Europacific Partners plc	30,300	2,809,416

Food — 1.1%
Simply Good Foods Company (The) *	46,400	1,465,776

Energy — 6.2%
Oil & Gas Producers — 6.2%
Canadian Natural Resources Ltd.	79,800	2,508,199
ConocoPhillips	18,800	1,687,112
Diamondback Energy, Inc.	15,100	2,074,740
Exxon Mobil Corporation	16,857	1,817,185
		8,087,236
Financials — 9.2%
Banking — 2.9%
HDFC Bank Ltd. - ADR	50,050	3,837,334

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.5% (Continued)	Shares	Fair Value
Financials — 9.2% (Continued)
Institutional Financial Services — 2.0%
Nu Holdings Ltd. - Class A *	184,500	$2,531,340

Insurance — 4.3%
Chubb Ltd.	8,750	2,535,050
F&G Annuities & Life, Inc.	96,384	3,082,360
		5,617,410
Health Care — 6.7%
Health Care Facilities & Services — 0.5%
IQVIA Holdings, Inc. *	4,290	676,061

Medical Equipment & Devices — 6.2%
Alcon, Inc.	25,500	2,251,140
Mirion Technologies, Inc. *	129,300	2,783,829
Stevanato Group S.p.A.	126,281	3,085,045
		8,120,014
Industrials — 23.7%
Aerospace & Defense — 1.6%
Howmet Aerospace, Inc.	11,500	2,140,495

Commercial Services — 2.3%
Karooooo Ltd.	60,566	2,966,523

Commercial Support Services — 6.5%
Edenred SE	70,500	2,190,108
Franchise Brands plc	484,063	993,321
GFL Environmental, Inc.	106,300	5,363,898
		8,547,327
Diversified Industrials — 4.3%
Eaton Corporation plc	15,700	5,604,743

Electrical Equipment — 3.2%
Hammond Power Solutions, Inc. - Class A	40,700	3,748,963
TE Connectivity plc	3,000	506,010
		4,254,973
Engineering & Construction — 2.7%
Comfort Systems USA, Inc.	6,600	3,538,986

Machinery — 1.2%
ITOCHU Corporation	29,700	1,554,993

Transportation & Logistics — 1.9%
InPost S.A. *	146,300	2,435,062

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.5% (Continued)	Shares	Fair Value
Materials — 4.0%
Chemicals — 1.0%
Shin-Etsu Chemical Company Ltd.	41,700	$1,376,797

Construction Materials — 1.9%
SigmaRoc plc *	1,642,239	2,426,812

Metals & Mining — 1.1%
Mader Group Ltd.	318,087	1,409,113

Real Estate — 1.0%
Real Estate Services — 1.0%
FirstService Corporation	7,500	1,309,650

Technology — 25.0%
IT Services — 3.4%
StoneCo Ltd. - Class A *	276,200	4,430,248

Semiconductors — 5.1%
ASML Holding N.V.	2,500	2,003,655
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	4,756,290
		6,759,945
Software — 7.8%
OBIC Business Consultants Company Ltd.	30,600	1,810,385
SAP SE	22,000	6,728,198
Sapiens International Corporation N.V.	56,452	1,651,221
		10,189,804
Technology Services — 8.7%
Accenture plc - Class A - ADR	7,900	2,361,231
Mastercard, Inc. - Class A	10,000	5,619,400
S&P Global, Inc.	6,400	3,374,656
		11,355,287
Utilities — 2.8%
Gas & Water Utilities — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	104,000	2,284,880
Secure Waste Infrastructure Corporation	116,550	1,332,650
		3,617,530

Total Common Stocks (Cost $84,184,178)		$128,915,948

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 1.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.13% (a) (Cost $2,261,771)	2,261,771	$2,261,771

Total Investments at Fair Value — 100.2% (Cost $86,445,949)		$131,177,719

Liabilities in Excess of Other Assets — (0.2%)		(265,321)

Net Assets — 100.0%		$130,912,398

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2025.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

June 30, 2025 (Unaudited)

Country	Value	% of Net Assets
United States **	$33,369,506	25.5%
Canada	14,263,360	10.9%
Japan	9,840,795	7.5%
Brazil	9,246,468	7.1%
United Kingdom	9,132,995	7.0%
Ireland	8,471,984	6.5%
Germany	6,728,198	5.1%
Poland	4,988,579	3.8%
Switzerland	4,786,190	3.6%
Taiwan	4,756,290	3.6%
India	3,837,334	2.9%
Italy	3,085,045	2.4%
Spain	3,017,893	2.3%
Singapore	2,966,523	2.3%
France	2,190,108	1.7%
Netherlands	2,003,655	1.5%
Mexico	1,867,628	1.4%
Israel	1,651,221	1.3%
Australia	1,409,113	1.1%
Sweden	1,303,063	1.0%
	$128,915,948	98.5%

**

Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside of the United States or has 50% of its revenue or operations outside of the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Growth Focused Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

COMMON STOCKS — 100.3%	Shares	Fair Value
Communications — 21.8%
Internet Media & Services — 17.9%
eDreams ODIGEO S.A. *	1,313,620	$12,033,282

Telecommunications — 3.9%
DigitalBridge Group, Inc.	256,527	2,655,055

Consumer Discretionary — 2.1%
Apparel & Textile Products — 2.1%
Hermes International SCA	508	1,377,335

Financials — 20.3%
Asset Management — 20.3%
Apollo Global Management, Inc.	22,281	3,161,005
Brookfield Corporation	84,720	5,239,932
Brookfield Wealth Solutions Ltd. *	84,720	5,234,002
		13,634,939
Health Care — 3.8%
Health Care Facilities & Services — 3.8%
Chemed Corporation	5,284	2,572,938

Industrials — 29.6%
Commercial Support Services — 29.6%
API Group Corporation *	288,209	14,713,069
GFL Environmental, Inc.	103,422	5,218,674
		19,931,743
Materials — 6.7%
Construction Materials — 6.7%
SigmaRoc plc *	3,070,477	4,537,385

Real Estate — 6.9%
Multi-Asset Class Owners & Developers — 5.4%
Landbridge Company, LLC - Class A	54,214	3,663,782

Real Estate Owners & Developers — 1.5%
Texas Pacific Land Corporation	953	1,006,740

Technology — 3.7%
Semiconductors — 3.5%
NVIDIA Corporation	14,865	2,348,521

Software — 0.2%
Cirata plc *	352,700	144,025

AVE MARIA GROWTH FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

COMMON STOCKS — 100.3% (Continued)	Shares	Fair Value
Utilities — 5.4%
Gas & Water Utilities — 5.4%
Secure Waste Infrastructure Corporation	314,511	$3,596,167

Total Common Stocks (Cost $38,980,506)		$67,501,912

MONEY MARKET FUNDS — 0.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.13% (a) (Cost $56,898)	56,898	$56,898

Total Investments at Fair Value — 100.4% (Cost $39,037,404)		$67,558,810

Liabilities in Excess of Other Assets — (0.4%)		(243,078)

Net Assets — 100.0%		$67,315,732

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2025.
See notes to financial statements.

Ave Maria Bond Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 28.1%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes — 5.4% (a)
0.625%, due 01/15/26	$6,749,700	$6,712,657
2.000%, due 01/15/26	4,848,330	4,856,762
0.125%, due 04/15/26	6,115,550	6,047,714
0.375%, due 01/15/27	5,178,732	5,107,676
0.375%, due 07/15/27	8,523,255	8,407,776
0.500%, due 01/15/28	6,501,950	6,380,792
0.750%, due 07/15/28	3,194,625	3,155,618
		40,668,995
U.S. Treasury Notes — 22.7%
0.250%, due 10/31/25	10,000,000	9,866,602
4.500%, due 11/15/25	10,000,000	10,005,176
4.250%, due 01/31/26	10,000,000	9,999,316
4.125%, due 09/30/27	10,000,000	10,089,844
4.000%, due 02/29/28	10,000,000	10,074,609
4.125%, due 07/31/28	10,000,000	10,119,141
1.250%, due 09/30/28	10,000,000	9,249,609
3.250%, due 06/30/29	10,000,000	9,816,016
4.250%, due 06/30/29	10,000,000	10,183,984
4.000%, due 10/31/29	10,000,000	10,094,141
4.000%, due 02/28/30	10,000,000	10,095,703
3.750%, due 05/31/30	10,000,000	9,976,563
4.625%, due 09/30/30	10,000,000	10,374,609
4.125%, due 07/31/31	10,000,000	10,113,672
4.375%, due 01/31/32	10,000,000	10,237,109
4.125%, due 11/15/32	10,000,000	10,069,141
4.500%, due 11/15/33	10,000,000	10,273,047
		170,638,282
Total U.S. Government & Agencies (Cost $211,506,277)		$211,307,277

CORPORATE BONDS — 48.7%	Par Value	Fair Value
Communications — 1.5%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,503,365
Electronic Arts, Inc., 1.850%, due 02/15/31	6,486,000	5,632,239
		11,135,604
Consumer Discretionary — 7.7%
Genuine Parts Company, 1.875%, due 11/01/30	2,429,000	2,093,298
Genuine Parts Company, 6.875%, due 11/01/33	1,140,000	1,265,893
Lowe’s Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,495,702
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,955,134
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,874,489
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	370,053

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 48.7% (Continued)	Par Value	Fair Value
Consumer Discretionary — 7.7% (Continued)
Lowe’s Companies, Inc., 1.700%, due 10/15/30	$925,000	$803,994
Lowe’s Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,773,570
O’Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,718,303
O’Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	395,920
O’Reilly Automotive, Inc., 4.700%, due 06/15/32	8,150,000	8,092,804
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	5,104,867
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,300,286
Ross Stores, Inc., 1.875%, due 04/15/31	2,165,000	1,854,088
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,159,508
TJX Companies, Inc. (The), 1.150%, due 05/15/28	3,276,000	3,025,993
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,862,607
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,543,626
Tractor Supply Company, 1.750%, due 11/01/30	1,525,000	1,322,094
Tractor Supply Company, 5.250%, due 05/15/33	1,600,000	1,633,596
		57,645,825
Consumer Staples — 6.8%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,202,946
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,438,616
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,111,095
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	398,242
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,917,493
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,552,922
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,746,637
Hershey Company (The), 3.200%, due 08/21/25	645,000	643,765
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,961,708
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,360,676
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,535,406
Hormel Foods Corporation, 1.700%, due 06/03/28	1,850,000	1,729,210
Hormel Foods Corporation, 1.800%, due 06/11/30	5,100,000	4,533,027
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,681,114
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,229,525
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,621,166
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,785,323
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,660,505
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,354,929
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	580,399
Kimberly-Clark Corporation, 2.000%, due 11/02/31	5,530,000	4,875,787
Kimberly-Clark Corporation, 4.500%, due 02/16/33	500,000	500,656
		51,421,147
Energy — 2.4%
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,771,058
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,448,432
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,081,222

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 48.7% (Continued)	Par Value	Fair Value
Energy — 2.4% (Continued)
Chevron Corporation, 3.250%, due 10/15/29	$7,685,000	$7,453,158
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	514,268
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	166,526
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,532,996
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,073,065
Pioneer Natural Resources, 1.900%, due 08/15/30	530,000	469,634
		18,510,359
Financials — 2.4%
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	644,968
Chubb INA Holdings, Inc., 1.375%, due 09/15/30	5,700,000	4,955,077
Chubb INA Holdings, Inc., 5.000%, due 03/15/34	6,600,000	6,724,132
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	392,402
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,272,393
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	810,103
		17,799,075
Health Care — 1.4%
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,021,846
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,395,109
Stryker Corporation, 3.650%, due 03/07/28	500,000	493,504
Stryker Corporation, 4.850%, due 12/08/28	325,000	331,281
Stryker Corporation, 1.950%, due 06/15/30	3,795,000	3,384,366
Stryker Corporation, 4.625%, due 09/11/34	2,921,000	2,876,880
Zoetis Inc., 2.000%, due 05/15/30	1,050,000	943,488
		10,446,474
Industrials — 11.1%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,976,543
Amphenol Corporation, 2.800%, due 02/15/30	2,000,000	1,875,387
Amphenol Corporation, 2.200%, due 09/15/31	6,460,000	5,655,084
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,811,985
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	619,012
Honeywell International, Inc., 4.950%, due 02/15/28	870,000	888,722
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	613,142
Honeywell International, Inc., 1.750%, due 09/01/31	600,000	512,164
Honeywell International, Inc., 4.950%, due 09/01/31	4,165,000	4,277,718
Honeywell International, Inc., 4.750%, due 02/01/32	5,000,000	5,045,814
Honeywell International, Inc., 5.000%, due 02/15/33	3,512,000	3,569,060
Honeywell International, Inc., 4.500%, due 01/15/34	1,930,000	1,891,028
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,496,325
Hubbell, Inc., 2.300%, due 03/15/31	1,270,000	1,122,442
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,413,041

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 48.7% (Continued)	Par Value	Fair Value
Industrials — 11.1% (Continued)
L3Harris Technologies, Inc., 5.050%, due 06/01/29	$1,500,000	$1,534,539
L3Harris Technologies, Inc., 1.800%, due 01/15/31	4,809,000	4,157,438
L3Harris Technologies, Inc., 5.250%, due 06/01/31	1,147,000	1,182,933
L3Harris Technologies, Inc., 5.400%, due 07/31/33	5,147,000	5,290,102
L3Harris Technologies, Inc., 5.350%, due 06/01/34	900,000	919,935
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,835,190
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,133,756
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	1,011,228
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	889,399
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,650,266
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	646,325
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	813,343
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	484,749
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,063,424
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,826,127
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	748,592
United Parcel Service, Inc., 5.150%, due 05/22/34	3,650,000	3,740,263
		83,695,076
Materials — 2.8%
Carlisle Companies, Inc., 2.200%, due 03/01/32	6,550,000	5,536,483
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,313,718
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,787,559
Ecolab, Inc., 1.300%, due 01/30/31	2,705,000	2,299,303
Ecolab, Inc., 2.125%, due 02/01/32	4,228,000	3,648,863
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,234,452
		20,820,378
Technology — 12.6%
Analog Devices, Inc., 2.100%, due 10/01/31	3,450,000	3,010,485
Analog Devices, Inc., 5.050%, due 04/01/34	4,230,000	4,336,146
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	592,773
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,368,101
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	5,319,000	4,740,890
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,743,737
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,025,571
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,971,367
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,126,730
Mastercard, Inc., 3.500%, due 02/26/28	450,000	444,384
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,446,759
Mastercard, Inc., 2.000%, due 11/18/31	6,217,000	5,417,402

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 48.7% (Continued)	Par Value	Fair Value
Technology — 12.6% (Continued)
Mastercard, Inc., 4.850%, due 03/09/33	$4,100,000	$4,179,054
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,526,320
Moody’s Corporation, 3.250%, due 01/15/28	4,706,000	4,608,988
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	5,286,771
Moody’s Corporation, 4.250%, due 08/08/32	2,853,000	2,787,669
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,611,740
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,919,060
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,130,609
S&P Global, Inc., 4.250%, due 05/01/29	427,000	426,699
S&P Global, Inc., 2.500%, due 12/01/29	700,000	650,635
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,238,867
S&P Global, Inc., 2.900%, due 03/01/32	2,200,000	2,000,451
S&P Global, Inc., 5.250%, due 09/15/33	2,213,000	2,298,825
Texas Instruments, Inc., 1.750%, due 05/04/30	380,000	338,655
Texas Instruments, Inc., 4.500%, due 05/23/30	3,000,000	3,031,624
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,743,370
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,224,583
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,434,445
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	2,993,211
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,882,572
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,720,639
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,905,230
		95,164,362

Total Corporate Bonds (Cost $364,391,313)		$366,638,300

COMMON STOCKS — 16.4%	Shares	Fair Value
Consumer Discretionary — 1.2%
Retail - Discretionary — 1.2%
Genuine Parts Company	77,000	$9,340,870

Consumer Staples — 1.9%
Beverages — 1.9%
Coca-Cola Europacific Partners plc	150,000	13,908,000

Energy — 2.9%
Oil & Gas Producers — 2.9%
Chevron Corporation	50,000	7,159,500
Diamondback Energy, Inc.	45,200	6,210,480
Exxon Mobil Corporation	80,000	8,624,000
		21,993,980

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 16.4% (Continued)	Shares	Fair Value
Financials — 2.5%
Banking — 1.3%
Truist Financial Corporation	225,000	$9,672,750

Specialty Finance — 1.2%
Fidelity National Financial, Inc.	165,000	9,249,900

Industrials — 3.7%
Aerospace & Defense — 1.0%
Lockheed Martin Corporation	17,000	7,873,380

Industrial Support Services — 2.7%
Fastenal Company	212,000	8,904,000
Watsco, Inc.	25,000	11,040,500
		19,944,500
Real Estate — 1.5%
Real Estate Owners & Developers — 1.0%
Texas Pacific Land Corporation	7,000	7,394,730

REITs — 0.5%
SBA Communications Corporation - Class A	15,000	3,522,600

Technology — 2.7%
Semiconductors — 1.3%
Texas Instruments, Inc.	47,000	9,758,140

Technology Services — 1.4%
Western Union Company (The)	1,250,000	10,525,000

Total Common Stocks (Cost $82,171,161)		$123,183,850

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 6.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.13% (b)	36,468,801	$36,468,801
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.17% (b)	10,547,449	10,547,449
Total Money Market Funds (Cost $47,016,250)		$47,016,250

Total Investments at Fair Value — 99.4% (Cost $705,085,001)		$748,145,677

Other Assets in Excess of Liabilities — 0.6%		4,296,538

Net Assets — 100.0%		$752,442,215

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

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AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$73,418,921	$352,120,167	$584,472,962	$664,421,446
At fair value (Note 1)	$93,118,285	$509,752,580	$1,136,515,901	$1,083,482,631
Cash	—	38,760	—	—
Receivable for capital shares sold	415,822	190,482	169,365	2,443,431
Dividends receivable	108,421	311,187	322,797	658,367
Tax reclaims receivable	—	15,572	139,352	105,371
Other assets	26,292	31,244	37,742	38,880
TOTAL ASSETS	93,668,820	510,339,825	1,137,185,157	1,086,728,680

LIABILITIES
Distributions payable	—	—	—	252,210
Payable for capital shares redeemed	205,477	2,361,668	559,931	349,497
Payable to Adviser (Note 2)	182,982	926,722	1,988,718	1,989,918
Payable to administrator (Note 2)	7,121	38,724	82,247	80,421
Other accrued expenses	14,522	25,310	39,024	37,756
TOTAL LIABILITIES	410,102	3,352,424	2,669,920	2,709,802

NET ASSETS	$93,258,718	$506,987,401	$1,134,515,237	$1,084,018,878

NET ASSETS CONSIST OF:
Paid-in capital	$72,665,789	$336,221,765	$582,404,072	$656,906,130
Accumulated earnings	20,592,929	170,765,636	552,111,165	427,112,748
NET ASSETS	$93,258,718	$506,987,401	$1,134,515,237	$1,084,018,878
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,694,554	18,074,641	22,254,735	46,187,682
Net asset value, offering price and redemption price per share (Note 1)	$55.03	$28.05	$50.98	$23.47

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$86,445,949	$39,037,404	$705,085,001
At fair value (Note 1)	$131,177,719	$67,558,810	$748,145,677
Cash	—	7,625	—
Receivable for capital shares sold	22,876	27,010	760,194
Dividends and interest receivable	170,693	21,659	4,986,917
Tax reclaims receivable	63,851	—	—
Other assets	18,938	16,571	41,374
TOTAL ASSETS	131,454,077	67,631,675	753,934,162

LIABILITIES
Distributions payable	—	—	185,950
Due to custodian	1,468	—	—
Payable for capital shares redeemed	51,031	34,327	754,980
Payable for investment securities purchased	240,773	150,431	—
Payable to Adviser (Note 2)	223,610	114,493	463,590
Payable to administrator (Note 2)	9,578	4,975	48,681
Other accrued expenses	15,219	11,717	38,746
TOTAL LIABILITIES	541,679	315,943	1,491,947

NET ASSETS	$130,912,398	$67,315,732	$752,442,215

NET ASSETS CONSIST OF:
Paid-in capital	$84,000,439	$45,784,738	$709,187,064
Accumulated earnings	46,911,959	21,530,994	43,255,151
NET ASSETS	$130,912,398	$67,315,732	$752,442,215
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,894,106	3,991,333	61,292,707
Net asset value, offering price and redemption price per share (Note 1)	$22.21	$16.87	$12.28

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$652,489	$2,616,882	$4,368,886	$9,306,963
Tax reclaims received	—	21,156	—	—
Foreign withholding taxes on dividends	(6,004)	(43,961)	(73,282)	(6,750)
TOTAL INVESTMENT INCOME	646,485	2,594,077	4,295,604	9,300,213

EXPENSES
Investment advisory fees (Note 2)	297,198	1,813,699	3,999,913	4,011,705
Administration, accounting and transfer agent fees (Note 2)	38,665	225,085	484,776	485,873
Trustees’ fees and expenses (Note 2)	5,618	36,071	80,863	82,299
Legal fees	24,627	24,627	24,627	24,627
Postage and supplies	5,159	25,846	48,145	45,583
Registration and filing fees	21,321	24,733	22,743	21,776
Custodian and bank service fees	4,381	14,021	31,856	28,505
Audit and tax services fees	7,451	15,552	26,856	26,307
Advisory board fees and expenses (Note 2)	—	6,658	15,570	15,707
Insurance expense	776	5,876	14,579	15,092
Shareholder reporting expenses	6,483	5,343	9,030	8,108
Compliance service fees (Note 2)	586	3,315	7,218	7,151
Other expenses	5,950	11,731	22,013	22,655
NET EXPENSES	418,215	2,212,557	4,788,189	4,795,388
Previous investment advisory fee reductions recouped by the Adviser (Note 2)	63,028	—	—	—
TOTAL EXPENSES	481,243	2,212,557	4,788,189	4,795,388

NET INVESTMENT INCOME (LOSS)	165,242	381,520	(492,585)	4,504,825

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited) (Continued)

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	$728,323	$12,220,156	$562,399	$8,125,288
Net realized losses from foreign currency transactions (Note 1)	—	—	(1,588)	(27,535)
Net change in unrealized appreciation (depreciation) on investments	171,754	11,440,141	79,610,386	26,267,889
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	—	7,122
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	900,077	23,660,297	80,171,197	34,372,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,065,319	$24,041,817	$79,678,612	$38,877,589

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$1,026,573	$131,118	$3,000,159
Tax reclaims received	12,241	58	—
Foreign withholding taxes on dividends	(127,733)	(12,906)	—
Interest	—	—	10,577,930
TOTAL INVESTMENT INCOME	911,081	118,270	13,578,089

EXPENSES
Investment advisory fees (Note 2)	439,800	222,791	894,008
Administration, accounting and transfer agent fees (Note 2)	56,117	29,410	279,809
Trustees’ fees and expenses (Note 2)	8,911	4,602	54,362
Legal fees	24,627	24,627	24,627
Postage and supplies	8,310	5,973	29,003
Registration and filing fees	15,558	14,717	34,731
Custodian and bank service fees	12,587	7,323	18,766
Audit and tax services fees	7,977	6,835	20,147
Advisory board fees and expenses (Note 2)	1,674	830	10,061
Insurance expense	1,858	986	9,249
Shareholder reporting expenses	3,917	3,202	5,910
Compliance service fees (Note 2)	802	416	4,886
Other expenses	28,836	6,664	38,496
TOTAL EXPENSES	610,974	328,376	1,424,055

NET INVESTMENT INCOME (LOSS)	300,107	(210,106)	12,154,034

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	$1,885,333	$(6,660,471)	$145
Net realized losses from foreign currency transactions (Note 1)	(8,932)	(1,030)	—
Net change in unrealized appreciation (depreciation) on investments	10,888,170	13,173,790	11,638,300
Net change in unrealized appreciation (depreciation) on foreign currency translation	4,573	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	12,769,144	6,512,289	11,638,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,069,251	$6,302,183	$23,792,479

See notes to financial statements.

Ave Maria Value Focused Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$165,242	$216,484
Net realized gains from investment transactions	728,323	6,677,803
Net change in unrealized appreciation (depreciation) on investments	171,754	4,674,466
Net increase in net assets resulting from operations	1,065,319	11,568,753

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(6,894,355)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	66,349,666	17,460,142
Reinvestment of distributions to shareholders	—	6,565,207
Payments for shares redeemed	(26,718,355)	(9,426,152)
Net increase in net assets from capital share transactions	39,631,311	14,599,197

TOTAL INCREASE IN NET ASSETS	40,696,630	19,273,595

NET ASSETS
Beginning of period	52,562,088	33,288,493
End of period	$93,258,718	$52,562,088

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,175,869	296,845
Shares issued in reinvestment of distributions to shareholders	—	124,695
Shares redeemed	(478,127)	(185,952)
Net increase in shares outstanding	697,742	235,588
Shares outstanding, beginning of period	996,812	761,224
Shares outstanding, end of period	1,694,554	996,812

See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$381,520	$1,949,713
Net realized gains from investment transactions	12,220,156	34,977,325
Long-term capital gain distributions from regulated investment companies	—	17
Net change in unrealized appreciation (depreciation) on investments	11,440,141	40,822,245
Net increase in net assets resulting from operations	24,041,817	77,749,300

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(36,308,430)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	69,334,794	47,800,494
Reinvestment of distributions to shareholders	—	34,632,053
Payments for shares redeemed	(32,594,007)	(49,398,813)
Net increase in net assets from capital share transactions	36,740,787	33,033,734

TOTAL INCREASE IN NET ASSETS	60,782,604	74,474,604

NET ASSETS
Beginning of period	446,204,797	371,730,193
End of period	$506,987,401	$446,204,797

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,491,776	1,766,218
Shares issued in reinvestment of distributions to shareholders	—	1,302,931
Shares redeemed	(1,171,088)	(1,900,005)
Net increase in shares outstanding	1,320,688	1,169,144
Shares outstanding, beginning of period	16,753,953	15,584,809
Shares outstanding, end of period	18,074,641	16,753,953

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment loss	$(492,585)	$(881,149)
Net realized gains from investment transactions	562,399	86,896,670
Net realized losses from foreign currency transactions (Note 1)	(1,588)	(8,984)
Long-term capital gain distributions from regulated investment companies	—	29
Net change in unrealized appreciation (depreciation) on investments	79,610,386	57,627,337
Net increase in net assets resulting from operations	79,678,612	143,633,903

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(84,582,661)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	63,682,229	116,989,334
Reinvestment of distributions to shareholders	—	79,894,899
Payments for shares redeemed	(86,508,250)	(159,273,877)
Net increase (decrease) in net assets from capital share transactions	(22,826,021)	37,610,356

TOTAL INCREASE IN NET ASSETS	56,852,591	96,661,598

NET ASSETS
Beginning of period	1,077,662,646	981,001,048
End of period	$1,134,515,237	$1,077,662,646

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,343,629	2,417,689
Shares issued in reinvestment of distributions to shareholders	—	1,680,581
Shares redeemed	(1,824,826)	(3,303,117)
Net increase (decrease) in shares outstanding	(481,197)	795,153
Shares outstanding, beginning of period	22,735,932	21,940,779
Shares outstanding, end of period	22,254,735	22,735,932

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$4,504,825	$10,447,571
Net realized gains from investment transactions	8,125,288	55,649,262
Net realized losses from foreign currency transactions (Note 1)	(27,535)	(1,611)
Long-term capital gain distributions from regulated investment companies	—	41
Net change in unrealized appreciation (depreciation) on investments	26,267,889	73,095,806
Net change in unrealized appreciation (depreciation) on foreign currency translation	7,122	(1,143)
Net increase in net assets resulting from operations	38,877,589	139,189,926

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(4,556,994)	(66,105,105)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	72,072,881	126,984,652
Reinvestment of distributions to shareholders	4,049,285	59,848,577
Payments for shares redeemed	(103,571,347)	(186,344,150)
Net increase (decrease) in net assets from capital share transactions	(27,449,181)	489,079

TOTAL INCREASE IN NET ASSETS	6,871,414	73,573,900

NET ASSETS
Beginning of period	1,077,147,464	1,003,573,564
End of period	$1,084,018,878	$1,077,147,464

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	3,099,489	5,468,274
Shares issued in reinvestment of distributions to shareholders	172,246	2,629,899
Shares redeemed	(4,446,613)	(8,155,030)
Net decrease in shares outstanding	(1,174,878)	(56,857)
Shares outstanding, beginning of period	47,362,560	47,419,417
Shares outstanding, end of period	46,187,682	47,362,560

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$300,107	$472,210
Net realized gains from investment transactions	1,885,333	603,813
Net realized losses from foreign currency transactions (Note 1)	(8,932)	(15,867)
Long-term capital gain distributions from regulated investment companies	—	2
Net change in unrealized appreciation (depreciation) on investments	10,888,170	3,759,629
Net change in unrealized appreciation (depreciation) on foreign currency translation	4,573	(1,633)
Net increase in net assets resulting from operations	13,069,251	4,818,154

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(1,059,672)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,960,922	22,785,960
Reinvestment of distributions to shareholders	—	1,002,883
Payments for shares redeemed	(9,502,264)	(12,766,029)
Net increase in net assets from capital share transactions	1,458,658	11,022,814

TOTAL INCREASE IN NET ASSETS	14,527,909	14,781,296

NET ASSETS
Beginning of period	116,384,489	101,603,193
End of period	$130,912,398	$116,384,489

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	544,139	1,133,692
Shares issued in reinvestment of distributions to shareholders	—	50,295
Shares redeemed	(474,016)	(631,439)
Net increase in shares outstanding	70,123	552,548
Shares outstanding, beginning of period	5,823,983	5,271,435
Shares outstanding, end of period	5,894,106	5,823,983

See notes to financial statements.

Ave Maria Growth Focused Fund

StatementS of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment loss	$(210,106)	$(311,982)
Net realized gains (losses) from investment transactions	(6,660,471)	375,548
Net realized losses from foreign currency transactions (Note 1)	(1,030)	(5,271)
Net change in unrealized appreciation (depreciation) on investments	13,173,790	5,685,469
Net increase in net assets resulting from operations	6,302,183	5,743,764

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,760,078	9,579,833
Payments for shares redeemed	(5,236,233)	(18,194,122)
Net increase (decrease) in net assets from capital share transactions	3,523,845	(8,614,289)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,826,028	(2,870,525)

NET ASSETS
Beginning of period	57,489,704	60,360,229
End of period	$67,315,732	$57,489,704

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	572,242	706,555
Shares redeemed	(338,077)	(1,350,332)
Net increase (decrease) in shares outstanding	234,165	(643,777)
Shares outstanding, beginning of period	3,757,168	4,400,945
Shares outstanding, end of period	3,991,333	3,757,168

See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$12,154,034	$18,442,065
Net realized gains from investment transactions	145	6,697,526
Long-term capital gain distributions from regulated investment companies	—	18
Net change in unrealized appreciation (depreciation) on investments	11,638,300	8,478,602
Net increase in net assets resulting from operations	23,792,479	33,618,211

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(11,959,704)	(18,484,015)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	107,531,099	183,260,049
Reinvestment of distributions to shareholders	10,913,403	17,003,046
Payments for shares redeemed	(54,351,406)	(96,248,781)
Net increase in net assets from capital share transactions	64,093,096	104,014,314

TOTAL INCREASE IN NET ASSETS	75,925,871	119,148,510

NET ASSETS
Beginning of period	676,516,344	557,367,834
End of period	$752,442,215	$676,516,344

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	8,803,919	15,235,400
Shares issued in reinvestment of distributions to shareholders	890,812	1,413,718
Shares redeemed	(4,449,261)	(8,006,398)
Net increase in shares outstanding	5,245,470	8,642,720
Shares outstanding, beginning of period	56,047,237	47,404,517
Shares outstanding, end of period	61,292,707	56,047,237

See notes to financial statements.

Ave Maria Value Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$52.73		$43.73		$45.06		$37.52	$30.54	$28.03

Income from investment operations:
Net investment income	0.10		0.25		0.27		0.39	0.12	0.15
Net realized and unrealized gains on investments	2.20		16.67		0.27	(a)	7.54	9.39	3.11
Total from investment operations	2.30		16.92		0.54		7.93	9.51	3.26

Less distributions from:
Net investment income	—		(0.25)		(0.27)		(0.39)	(0.12)	(0.15)
Net realized gains on investments	—		(7.67)		(1.60)		—	(2.41)	(0.60)
Total distributions	—		(7.92)		(1.87)		(0.39)	(2.53)	(0.75)

Net asset value at end of period	$55.03		$52.73		$43.73		$45.06	$37.52	$30.54

Total return (b)	4.36	%(c)	38.71%		1.18%		21.15%	31.14%	11.62%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$93,259		$52,562		$33,288		$51,773	$23,561	$18,097

Ratio of total expenses to average net assets	1.05	%(d)(e)	1.19	%(d)	1.17	%(d)	1.28%	1.51%	1.71%

Ratio of net expenses to average net assets (f)	1.21	%(e)	1.25%		1.25%		1.25%	1.25%	1.25%

Ratio of net investment income to average net assets (f)	0.42	%(e)	0.57%		0.50%		1.39%	0.28%	0.49%

Portfolio turnover rate	18	%(c)	39%		24%		14%	18%	45%

(a)

Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	The ratios would have been 1.21%(e), 1.29% and 1.28%, respectively, if the amounts recouped by the Adviser were included for the period ended June 30, 2025 and years ended December 31, 2024 and 2023.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$26.63		$23.85	$24.05	$23.35	$20.17	$19.68

Income from investment operations:
Net investment income	0.02		0.12	0.19	0.28	0.06	0.09
Net realized and unrealized gains on investments	1.40		5.01	0.67	0.70	5.00	1.12
Total from investment operations	1.42		5.13	0.86	0.98	5.06	1.21

Less distributions from:
Net investment income	—		(0.09)	(0.20)	(0.28)	(0.06)	(0.09)
Net realized gains on investments	—		(2.26)	(0.86)	—	(1.82)	(0.63)
Total distributions	—		(2.35)	(1.06)	(0.28)	(1.88)	(0.72)

Net asset value at end of period	$28.05		$26.63	$23.85	$24.05	$23.35	$20.17

Total return (a)	5.33	%(b)	21.52%	3.52%	4.18%	25.15%	6.16%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$506,987		$446,205	$371,730	$371,072	$327,853	$251,247

Ratio of total expenses to average net assets	0.91	%(c)	0.93%	0.93%	0.93%	0.96%	1.05%

Ratio of net investment income to average net assets	0.16	%(c)	0.48%	0.77%	1.27%	0.27%	0.52%

Portfolio turnover rate	6	%(b)	16%	31%	33%	20%	68%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$47.40		$44.71		$35.20	$44.82	$42.72	$38.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)		0.04	0.10	(0.05)	(0.06)
Net realized and unrealized gains (losses) on investments and foreign currencies	3.60		6.72		10.63	(9.62)	7.55	7.03
Total from investment operations	3.58		6.68		10.67	(9.52)	7.50	6.97

Less distributions from:
Net investment income	—		(0.00	)(a)	(0.04)	(0.10)	—	—
Net realized gains on investments	—		(3.99)		(1.12)	—	(5.40)	(2.25)
Total distributions	—		(3.99)		(1.16)	(0.10)	(5.40)	(2.25)

Net asset value at end of period	$50.98		$47.40		$44.71	$35.20	$44.82	$42.72

Total return (b)	7.55	%(c)	14.91%		30.29%	(21.23%)	17.55%	18.37%

Ratios/Supplementary Data:
Net assets at end of period (000,000’s)	$1,135		$1,078		$981	$765	$1,066	$949

Ratio of total expenses to average net assets	0.90	%(d)	0.91%		0.91%	0.91%	0.90%	0.91%

Ratio of net investment income (loss) to average net assets	(0.09	%)(d)	(0.08%)		0.10%	0.27%	(0.13%)	(0.16%)

Portfolio turnover rate	8	%(c)	17%		27%	25%	25%	26%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$22.74		$21.16	$19.23	$21.92	$19.34	$18.68

Income (loss) from investment operations:
Net investment income	0.10		0.23	0.24	0.30	0.20	0.21
Net realized and unrealized gains (losses) on investments and foreign currencies	0.73		2.81	2.28	(1.46)	4.69	0.95
Total from investment operations	0.83		3.04	2.52	(1.16)	4.89	1.16

Less distributions from:
Net investment income	(0.10)		(0.23)	(0.24)	(0.30)	(0.20)	(0.21)
Net realized gains on investments	—		(1.23)	(0.35)	(1.23)	(2.11)	(0.29)
Total distributions	(0.10)		(1.46)	(0.59)	(1.53)	(2.31)	(0.50)

Net asset value at end of period	$23.47		$22.74	$21.16	$19.23	$21.92	$19.34

Total return (a)	3.65	%(b)	14.42%	13.19%	(5.27%)	25.35%	6.45%

Ratios/Supplementary Data:
Net assets at end of period (000,000’s)	$1,084		$1,077	$1,004	$891	$964	$858

Ratio of total expenses to average net assets	0.90	%(c)	0.90%	0.91%	0.91%	0.90%	0.92%

Ratio of net investment income to average net assets	0.84	%(c)	0.99%	1.19%	1.47%	0.90%	1.21%

Portfolio turnover rate	5	%(b)	8%	19%	15%	21%	38%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value at beginning of period	$19.98		$19.27	$16.01	$19.17		$15.89		$15.99

Income (loss) from investment operations:
Net investment income	0.05		0.08	0.15	0.19		0.07		0.08
Net realized and unrealized gains (losses) on investments and foreign currencies	2.18		0.81	3.84	(3.16)		3.28		(0.10)
Total from investment operations	2.23		0.89	3.99	(2.97)		3.35		(0.02)

Less distributions from:
Net investment income	—		(0.08)	(0.15)	(0.19)		(0.07)		(0.08)
Net realized gains on investments	—		(0.10)	(0.58)	—		—		—
Total distributions	—		(0.18)	(0.73)	(0.19)		(0.07)		(0.08)

Net asset value at end of period	$22.21		$19.98	$19.27	$16.01		$19.17		$15.89

Total return (a)	11.16	%(b)	4.64%	24.96%	(15.50%)		21.06%		(0.15%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$130,912		$116,384	$101,603	$74,855		$92,908		$69,231

Ratio of total expenses to average net assets	1.04	%(c)	1.03%	1.05%	1.12%		1.22%		1.26%

Ratio of net expenses to average net assets	1.04	%(c)	1.03%	1.05%	1.18	%(d)	1.25	%(d)	1.25	%(d)

Ratio of net investment income to average net assets	0.51	%(c)	0.42%	0.88%	1.12	%(d)	0.40	%(d)	0.51	%(d)

Portfolio turnover rate	7	%(b)	13%	29%	23%		16%		43%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Growth Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020(a)
Net asset value at beginning of period	$15.30		$13.72	$9.89	$15.21	$12.43		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.09)	(0.09)	(0.08)	(0.10)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.62		1.67	3.92	(5.24)	3.57		2.50
Total from investment operations	1.57		1.58	3.83	(5.32)	3.47		2.47

Less distributions from:
Net realized gains on investments	—		—	—	—	(0.69)		(0.04)

Net asset value at end of period	$16.87		$15.30	$13.72	$9.89	$15.21		$12.43

Total return (b)	10.26	%(c)	11.52%	38.73%	(34.98%)	27.96%		24.71	%(c)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$67,316		$57,490	$60,360	$48,172	$63,476		$34,316

Ratio of total expenses to average net assets	1.10	%(d)	1.11%	1.09%	1.14%	1.21%		1.29	%(d)

Ratio of net expenses to average net assets	1.10	%(d)	1.11%	1.09%	1.14%	1.23	%(e)	1.25	%(d)(e)

Ratio of net investment loss to average net assets	(0.71	%)(d)	(0.56%)	(0.72%)	(0.76%)	(0.82	%)(e)	(0.54	%)(d)(e)

Portfolio turnover rate	11	%(c)	22%	29%	69%	27%		16	%(c)

(a)	Represents the period from the commencement of operations (May 1, 2020) through December 31, 2020.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$12.07		$11.76		$11.47	$12.23	$11.99	$11.64

Income (loss) from investment operations:
Net investment income	0.20		0.35		0.29	0.26	0.20	0.22
Net realized and unrealized gains (losses) on investments	0.21		0.31		0.29	(0.61)	0.33	0.42
Total from investment operations	0.41		0.66		0.58	(0.35)	0.53	0.64

Less distributions from:
Net investment income	(0.20)		(0.35)		(0.29)	(0.26)	(0.20)	(0.22)
Net realized gains on investments	—		(0.00	)(a)	—	(0.15)	(0.09)	(0.07)
Total distributions	(0.20)		(0.35)		(0.29)	(0.41)	(0.29)	(0.29)

Net asset value at end of period	$12.28		$12.07		$11.76	$11.47	$12.23	$11.99

Total return (b)	3.42	%(c)	5.71%		5.16%	(2.85%)	4.38%	5.60%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$752,442		$676,516		$557,368	$512,585	$502,768	$420,876

Ratio of total expenses to average net assets	0.40	%(d)	0.41%		0.41%	0.41%	0.43%	0.47%

Ratio of net investment income to average net assets	3.40	%(d)	2.98%		2.55%	2.21%	1.66%	1.87%

Portfolio turnover rate	8	%(c)	20%		16%	21%	25%	47%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Value Focused Fund (formerly the Schwartz Value Focused Fund), the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Growth Focused Fund (formerly the Ave Maria Focused Fund) and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Value Focused Fund and the Ave Maria Growth Focused Fund, which are each a non-diversified series, of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

See the Funds’ Prospectus for information regarding the principal investment strategies of each Fund.

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NOTES TO FINANCIAL STATEMENTS
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The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement - In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no

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reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Schwartz Investment Counsel, Inc. (the “Adviser”), as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

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●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of June 30, 2025:

Ave Maria Value Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$83,140,806	$—	$—	$83,140,806
Money Market Funds	9,977,479	—	—	9,977,479
Total	$93,118,285	$—	$—	$93,118,285

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$492,954,359	$—	$—	$492,954,359
Money Market Funds	16,798,221	—	—	16,798,221
Total	$509,752,580	$—	$—	$509,752,580

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,102,813,159	$—	$—	$1,102,813,159
Money Market Funds	33,702,742	—	—	33,702,742
Total	$1,136,515,901	$—	$—	$1,136,515,901

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,059,620,160	$—	$—	$1,059,620,160
Money Market Funds	23,862,471	—	—	23,862,471
Total	$1,083,482,631	$—	$—	$1,083,482,631

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$96,066,916	$32,849,032	$—	$128,915,948
Money Market Funds	2,261,771	—	—	2,261,771
Total	$98,328,687	$32,849,032	$—	$131,177,719

Ave Maria Growth Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$49,553,910	$17,948,002	$—	$67,501,912
Money Market Funds	56,898	—	—	56,898
Total	$49,610,808	$17,948,002	$—	$67,558,810

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$211,307,277	$—	$211,307,277
Corporate Bonds	—	366,638,300	—	366,638,300
Common Stocks	123,183,850	—	—	123,183,850
Money Market Funds	47,016,250	—	—	47,016,250
Total	$170,200,100	$577,945,577	$—	$748,145,677

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the six months ended June 30, 2025.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2025:

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Federal income tax cost	$73,418,921	$351,588,620	$584,472,962	$664,421,446
Gross unrealized appreciation	$21,983,458	$177,690,340	$572,729,309	$427,012,033
Gross unrealized depreciation	(2,284,094)	(19,526,380)	(20,686,370)	(7,950,848)
Net unrealized appreciation	19,699,364	158,163,960	552,042,939	419,061,185
Net unrealized appreciation on foreign currency translation	—	—	—	5,979
Accumulated ordinary income (loss)	165,242	381,520	(494,173)	(79,704)
Other gains	728,323	12,220,156	562,399	8,125,288
Accumulated earnings	$20,592,929	$170,765,636	$552,111,165	$427,112,748

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$86,445,949	$42,101,397	$705,085,001
Gross unrealized appreciation	$49,699,003	$28,565,902	$52,164,687
Gross unrealized depreciation	(4,967,233)	(3,108,489)	(9,104,011)
Net unrealized appreciation	44,731,770	25,457,413	43,060,676
Net unrealized appreciation on foreign currency translation	3,681	—	—
Accumulated ordinary income (loss)	291,175	(211,136)	194,330
Other gains (losses)	1,885,333	(3,715,283)	145
Accumulated earnings	$46,911,959	$21,530,994	$43,255,151

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Ave Maria Value Fund and the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Value Focused Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of June 30, 2025.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Focused Fund, the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria World Equity Fund and the Ave Maria Growth Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2025 and December 31, 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Ave Maria Value Focused Fund:
June 30, 2025	$—	$—	$—
December 31, 2024	$221,878	$6,672,477	$6,894,355
Ave Maria Value Fund:
June 30, 2025	$—	$—	$—
December 31, 2024	$1,330,477	$34,977,953	$36,308,430
Ave Maria Growth Fund:
June 30, 2025	$—	$—	$—
December 31, 2024	$22,458,533	$62,124,128	$84,582,661
Ave Maria Rising Dividend Fund:
June 30, 2025	$4,556,994	$—	$4,556,994
December 31, 2024	$10,464,369	$55,640,736	$66,105,105
Ave Maria World Equity Fund:
June 30, 2025	$—	$—	$—
December 31, 2024	$456,783	$602,889	$1,059,672
Ave Maria Growth Focused Fund:
June 30, 2025	$—	$—	$—
December 31, 2024	$—	$—	$—
Ave Maria Bond Fund:
June 30, 2025	$11,959,704	$—	$11,959,704
December 31, 2024	$18,484,015	$—	$18,484,015

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i)	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii)	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii)

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

2. Investment Advisory Agreements and Transactions with Related Parties

Change in Control

On May 20, 2025, the founder and principal of the Adviser transferred all of his ownership interest in the Adviser to his family members (the “Transaction”). The Transaction was deemed to be a change in control, and therefore an “assignment” of the Funds’ previous investment advisory agreements (the “Previous Investment Advisory Agreements”) under the 1940 Act and resulted in their automatic termination. A new investment advisory agreement with the Adviser with substantially the same terms as the Previous Investment Advisory Agreements, except for the start and end date of the agreements (the “Current Investment Advisory Agreements”) was approved on behalf of each Fund by the Trust’s Board of Trustees at a meeting held on February 12, 2025. The Current Investment Advisory Agreements were submitted and approved by shareholders of each Fund at a Special Shareholders’ Meeting on May 8, 2025. Other than the change

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

in the ownership structure of the Adviser, there have been no significant changes to the operations of the Adviser or the personnel of the Adviser who provide investment advisory services to the Funds as a result of the Transaction.

PREVIOUS INVESTMENT ADVISORY AGREEMENTS

Prior to May 20, 2025, each Fund’s investments were managed by the Adviser pursuant to the terms of the Previous Investment Advisory Agreements. Under the Previous Investment Advisory Agreements, each Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid quarterly, at the annual rate of 0.75% of its average daily net assets, except the advisory fee paid by the Ave Maria Bond Fund was computed and accrued daily and paid monthly, at the annual rate of 0.25% of its average daily net assets.

CURRENT INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Adviser pursuant to the terms of a Current Investment Advisory Agreements. Under the Current Investment Advisory Agreements, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid quarterly, at an annual rate of 0.75% of its average daily net assets, except the advisory fee paid by the Ave Maria Bond Fund is computed and accrued daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.

EXPENSE LIMITATION AGREEMENTS

On May 20, 2025, the Adviser entered into a new Expense Limitation Agreement for each Fund (the “Current ELAs”) whereby the Adviser contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2026 so that the ordinary operating expenses of each Fund do not exceed 1.25% per annum of its average daily net assets; except the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. The Current ELAs are substantially the same as the Expense Limitation Agreements that were in effect prior to the Transaction (the “Previous ELAs”) except for the start date of the agreements.

Under the terms of the Previous ELAs and the Current ELAs, any fee reductions or expense reimbursements by the Adviser are subject to repayment by a Fund for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. During the six months ended June 30, 2025, the Ave Maria Value Focused Fund recouped $63,028 of prior years’ investment advisory fee reductions. As of June 30, 2025, the Adviser has recouped all previous advisory fee reductions from the Funds.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

OTHER SERVICE PROVIDERS

Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

TRUSTEE AND ADVISORY BOARD COMPENSATION

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Trust (“Independent Trustee”) receives from the Trust an annual retainer of $70,000 (except that such fee is $85,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $80,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $7,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receive one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $6,000 (except that such fee is $16,000 for the CAB chairman), payable quarterly; a fee of $4,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of June 30, 2025, National Financial Services, LLC (for the benefit of its customers) owned of record 35% of the outstanding shares of the Ave Maria Value Focused Fund. A shareholder owning of record or beneficially 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

3. Investment Transactions

During the six months ended June 30, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Focused Fund	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Purchases of investment securities	$50,927,683	$80,308,550	$81,723,087	$57,203,682
Proceeds from sales of investment securities	$12,470,947	$29,550,158	$97,924,902	$56,906,806

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$11,315,938	$10,044,085	$41,268,597
Proceeds from sales and maturities of investment securities	$8,590,043	$6,507,105	$27,535,000

During the six months ended June 30, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Ave Maria Bond Fund were $30,546,515 and $24,902,784, respectively.

4. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the six months ended June 30, 2025, none of the Funds incurred any borrowing costs charged by the custodian.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2025, the following Funds had a significant value of their net assets invested in stocks within sectors as follows:

Fund	Sector	% Net Assets
Ave Maria Value Focused Fund	Real Estate	26.8%
Ave Maria Growth Fund	Technology	48.8%
Ave Maria Rising Dividend Fund	Technology	28.3%
Ave Maria World Equity Fund	Technology	25.0%
Ave Maria Growth Focused Fund	Industrials	29.6%

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

On May 8, 2025, a Special Meeting of Shareholders of the Trust (the “Meeting”) was held for the purpose of voting on (i) a proposal to approve a new investment advisory agreement between the Trust and the Adviser, on behalf of each Fund; and (ii) a proposal to approve an adjournment of the Meeting to solicit additional proxies if there are insufficient votes to approve the first proposal. There were no shareholders present at the Meeting and the proposals were approved by the shareholders of each Fund. The number of outstanding shares of each Fund and the number of shareholders who voted their proxies is listed below.

Fund	Shares Outstanding	Shares Voted	% of Total Shares Voted
Ave Maria Value Focused Fund	1,291,650	725,407	56.16%
Ave Maria Value Fund	17,223,878	9,622,283	55.87%
Ave Maria Growth Fund	22,655,528	11,458,559	50.58%
Ave Maria Rising Dividend Fund	46,500,083	24,775,814	53.28%
Ave Maria World Equity Fund	5,809,250	3,681,788	63.38%
Ave Maria Growth Focused Fund	3,858,201	2,652,475	68.75%
Ave Maria Bond Fund	57,767,743	32,344,363	55.99%

THE VOTING RESULTS FOR THE PROPOSALS ARE LISTED BELOW:

PROPOSAL 1. – APPROVAL OF NEW ADVISORY AGREEMENT

Ave Maria Value Focused Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
708,194	3,502	6,455	97.63%

Ave Maria Value Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
9,148,245	49,364	182,424	95.07%

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Ave Maria Growth Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
10,707,364	112,405	333,471	93.44%

Ave Maria Rising Dividend Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
23,253,684	171,223	533,694	93.86%

Ave Maria World Equity Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
3,517,688	7,022	26,361	95.54%

Ave Maria Growth Focused Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
2,584,863	13,542	46,972	97.45%

Ave Maria Bond Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
30,061,028	113,527	317,954	92.94%

PROPOSAL 2 – APPROVE ANY ADJOURNMENTS OF THE MEETING

Ave Maria Value Focused Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
710,308	1,348	6,494	97.92%

Ave Maria Value Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
9,170,311	50,515	159,206	95.30%

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Ave Maria Growth Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
10,698,069	119,358	335,811	93.36%

Ave Maria Rising Dividend Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
23,260,298	161,113	537,188	93.88%

Ave Maria World Equity Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
3,516,813	11,469	27,788	95.52%

Ave Maria Growth Focused Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
2,577,381	19,624	48,371	97.17%

Ave Maria Bond Fund
Number of Shares
For	Against	Abstain	% Voted in Favor
29,934,012	236,066	322,433	92.55%

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At an in-person meeting held on February 12, 2025 (the “Board Meeting”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and approved the continuance of the Previous Investment Advisory Agreements and approved the Current Investment Advisory Agreements (and together with the Previous Investment Advisory Agreements, the “Advisory Agreements”) with the Adviser on behalf of each Fund. The Independent Trustees approved the Current

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Investment Advisory Agreements in anticipation of the automatic termination of the Previous Investment Advisory Agreements that was anticipated to occur on April 25, 2025 in connection with the Transaction.

The Independent Trustees were advised and assisted by independent legal counsel experienced in matters relating to the investment management industry throughout their evaluation. The Independent Trustees met separately with their independent legal counsel to consider the Advisory Agreements, during which time, no representatives of the Adviser were present.

The Board retained ISS Market Intelligence (“ISS”), an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for each Fund and comparable funds managed by other investment advisers identified by ISS. The ISS materials included information about the advisory fee rates, other operating expenses, expense ratios, and performance comparisons to each Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with ISS various aspects of the report, including the methodologies that it used to construct its report, and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreements, including, among other things, information about the Adviser’s profitability with respect to the portfolio management and administrative services the Adviser provides to each Fund, the financial condition of the Adviser, and the Adviser’s management fee revenues and separately managed account fee schedules. The Independent Trustees and their independent legal counsel also submitted a supplemental request for information, which the Adviser responded to in advance of the Board Meeting. The Board additionally considered the Funds’ portfolio management process and compliance structure, and the ways in which the Funds can realize economies of scale. The Board also received copies of the Advisory Agreements and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider while evaluating the Advisory Agreements.

The Independent Trustees noted that they had met with the portfolio managers of the Funds at the quarterly Board meetings over the course of the 2024 calendar year to discuss the Adviser’s views of the factors that affected the financial markets and the performance of the Funds and had reviewed information on each Fund’s portfolio composition and performance results. They also considered that, during each of those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets and its strategies for managing the Funds under those market

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

conditions, including its rationale for disposing certain positions and purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●

The nature, extent and quality of the services provided by the Adviser under the Previous Investment Advisory Agreements and the nature, extent and quality of the services expected to be provided by the Adviser under the Current Investment Advisory Agreements, including any potential fall-out benefits (any advantages to the Adviser beyond the stated advisory fee, such as soft dollar arrangements and increased visibility from the Adviser’s relationship with the Funds);

●	The fees to be charged for those services and the Adviser’s anticipated profitability with respect to each Fund, including any potential fall-out benefits;

●	Each Fund’s investment performance over different time periods; and

●	The extent to which economies of scale may be realized as a Fund grows.

Nature, Extent and Quality of Services

The Independent Trustees evaluated the nature and extent of services that the Adviser would provide under the Current Investment Advisory Agreements, which are the same services the Adviser provided under the Previous Investment Advisory Agreements. The Independent Trustees evaluated the quality of services taking into account, among other factors, the Adviser’s fundamental investment process, the operational, compliance and regulatory roles that the Adviser had performed and the overall level of attention it devotes to its core management process. The Independent Trustees also considered the Adviser’s independent thinking and commitment to its investment process during periods of market volatility, and during periods when value stocks have fallen out-of-favor with the markets. With respect to each of the Funds, except the Ave Maria Value Focused Fund, the Independent Trustees additionally considered the efforts of the Adviser to apply a moral screening process that incorporates criteria set by a Catholic Advisory Board for screening companies and is designed to avoid investments that are contrary to the core values and teachings of the Roman Catholic Church and noted that the Ave Maria Value Focused Fund would also follow this moral screening process beginning on April 28, 2025. The Independent Trustees took into account the consistency of the Adviser’s management of the Funds in accordance with their investment objective, strategy and policies. The Independent Trustees also noted that the Adviser had discussed whether it experienced any indirect fall-out benefits (i.e., any advantages to the Adviser beyond the stated advisory fee, such as soft dollar arrangements and increased visibility from the Adviser’s relationship with the Funds) for serving as investment adviser to the Funds, and whether these benefits are expected to change, and the Adviser indicated that it did

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

not expect these benefits to change under the Current Investment Advisory Agreements. After taking into account all this information, the Independent Trustees concluded that the nature, extent, and quality of services to be provided by the Adviser to the Funds under the Current Investment Advisory Agreements would be satisfactory.

Investment Performance

The Independent Trustees considered the performance of each Fund against its Morningstar category peers as provided by ISS for the one-year period ended November 30, 2024, as well as for longer-term periods.

The Independent Trustees took into account that the Ave Maria Value Focused Fund, Ave Maria Value Fund and Ave Maria Bond Fund each placed in the first (top) quartile of its respective Morningstar peer category for the 1-year period ended November 30, 2024. The Independent Trustees also took into account that Ave Maria Growth Focused Fund placed in the second quartile of its Morningstar peer category for the 1-year period ended November 30, 2024. With respect to the relative underperformance for each of Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria World Equity Fund, the Independent Trustees took into account the Adviser’s discussion of the reasons for the Funds’ relative underperformance, including the impact of market conditions and the impact of the Funds’ moral screening criteria on the Funds’ investment results.

The Independent Trustees also considered the longer-term performance of the Funds. The Independent Trustees took into account that as of November 30, 2024; Ave Maria Value Focused Fund and Ave Maria Bond Fund each placed in the first quartile of its respective Morningstar peer category for the 3-, 5- and 10-year periods; Ave Maria Value Fund placed in the first quartile of its Morningstar peer category for the 3- and 5-year periods; Ave Maria Rising Dividend Fund and Ave Maria Growth Focused Fund each placed in the first quartile of its respective Morningstar peer category for the 3-year period; and Ave Maria Growth Fund and Ave Maria World Equity Fund each placed in the second quartile of its respective Morningstar peer category for the 3-year period.

The Independent Trustees concluded that the performance of the Funds was satisfactory considering all of the facts and circumstances.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by ISS on the advisory fees to be paid by each Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees also compared each Fund’s total expense ratio, of which a Fund’s advisory fee is a part, with expense ratios of representative funds within its Morningstar peer group.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

The Independent Trustees took into account that the net total expense ratio for each of the Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Bond Fund and Ave Maria Growth Focused Fund was below the median of its respective Morningstar peer group category, the net total expense ratio for Ave Maria Value Focused Fund was equal to the median of its Morningstar peer group category, and the net total expense ratio for Ave Maria World Equity Fund was above the median of its Morningstar peer group category.

The Independent Trustees also reviewed information on fee rates the Adviser charges to accounts that have investment programs similar to those of the Funds and considered the differences in the nature and scope of services the Adviser provides to the Funds, including the higher compliance risks and regulatory costs of managing the Funds, as compared to the Adviser’s other types of client accounts. After taking into account all this information, the Trustees found that the costs of the services to be provided to the Funds would be reasonable in light of the quality and scope of services that are proposed to be provided to the Funds.

The Independent Trustees also considered the anticipated profits of the Adviser with respect to each Fund and the methodology by which the Adviser calculates its profitability information, and concluded that the anticipated profits of the Adviser would be reasonable in light of the quality and scope of services that are proposed to be provided to the Funds.

The Independent Trustees also considered that, based on the Adviser’s representations provided at the Board Meeting, the Adviser would not take any actions and would not fail to take any actions, that would cause conditions of Section 15(f) of the 1940 Act not to be satisfied, including a three-year period after the effective date of the Current Investment Advisory Agreements during which at least 75% of the members of the Board would remain disinterested within the meaning of the 1940 Act, and a two-year period during which the Adviser would not impose an “unfair burden” on the Funds.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees discussed the extent to which shareholders have realized economies of scale with respect to the management of the Funds. The Independent Trustees were mindful of the Adviser’s history of waiving the expenses of certain Funds and its willingness to continue to cap the operating expenses of the Funds under current ELAs. They noted that the Adviser had previously reduced the advisory fees of certain Funds throughout the years in order to maintain a lower total annual operating expense ratio for those Funds. The Independent Trustees also noted that the Adviser seeks to achieve additional economies of scale through its asset gathering efforts on behalf of the Funds. The Independent Trustees concluded that the extent to which shareholders would achieve economies of scale as the Funds grow would be acceptable.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Conclusion

The Board, including the Independent Trustees, subsequently voted to approve the continuance of the Previous Investment Advisory Agreements and the Current Investment Advisory Agreements. In reaching their decision regarding the approval of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund and its shareholders to approve the continuance of the Previous Investment Advisory Agreements and to approve the Current Investment Advisory Agreements for an initial one-year period.

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AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow
Joseph M. Grace, III

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Raymond Arroyo
Callista Gingrich
Lou Holtz, Emeritus
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Fr. John Riccardo, Emeritus

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 25, 2025

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	August 25, 2025

*	Print the name and title of each signing officer under his or her signature.